Debt (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Debt Instruments
Debt at December 31 was as follows:

	2013	2012
5.75% debentures due November 2040	$604,520	$604,688
4.375% debentures due November 2021	249,106	248,991
9.2% debentures due August 2021	4,321	4,321
5.625% debentures due November 2016	75,165	75,129
6.5% debentures due November 2013	—	118,358
Term loan, due November 2014	—	135,000
Commercial paper, average rate of 0.37% in 2013 and 0.37% in 2012	—	152,000
Foreign denominated debt, average rate of 4.4% in 2013 and 5.5% in 2012	35,268	20,358
Other notes	13,078	14,217
Total debt	981,458	1,373,062
Less current portion and short-term notes	35,201	273,608
Long-term debt	$946,257	$1,099,454